SCHEDULE OF SEGMENT REPORTING PROFIT AND LOSS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues		$ 263,445
Operating loss		(2,886,476)
Unallocated costs		(4,691,300)
Total operating loss		(7,577,776)	$ (5,819,642)
Financing expenses net		46,511	39,801
Other income		984,940
Changes in fair value of an investment in an associate measured under the fair value option		(713,593)
Net loss	[1]	(7,259,918)	$ (5,779,841)
Pathogen Prevention [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		263,445
Operating loss		(1,098,383)
Global Warming Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss		$ (1,788,093)

[1]	Adjusted to reflect